MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE    TWO WORLD TRADE CENTER,
INCOME FUND                                       NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1998

DEAR SHAREHOLDER:

We are pleased to present the annual report of Morgan Stanley Dean Witter California Tax-Free Income Fund for the year ended December 31, 1998.

Since our last report six months ago, global financial turmoil, including the Russian currency crisis, continued to affect the securities markets. The resulting flight-to-quality bond rally pushed U.S. Treasury bond yields to 30-year lows. Municipal bond yields declined but lagged the downward trend of Treasury yields.

The deflationary impact of the international financial crisis began to temper U.S. economic growth prior to the summer's tumultuous market activity. Lower commodity prices, cheaper imports and improved productivity offset the potential inflationary impact of strong domestic employment. With inflation held in check, the Federal Reserve Board

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  BOND YIELDS 1994-1998
                               30-Year
                               Insured       30-Year U.S.         Insured Municipal
                                               Treasury
                              Municipal         Yields               Yields on a
                                                             Percentage of U.S. Treasury
                                Yields                                 Yields
12/31/1993                           5.40%           6.34%                         85.17%
1/31/1994                            5.40%           6.24%                         86.54%
2/28/1994                            5.80%           6.66%                         87.09%
3/31/1994                            6.40%           7.09%                         90.27%
4/29/1994                            6.35%           7.32%                         86.75%
5/31/1994                            6.25%           7.43%                         84.12%
6/30/1994                            6.50%           7.61%                         85.41%
7/29/1994                            6.25%           7.39%                         84.57%
8/31/1994                            6.30%           7.45%                         84.56%
9/30/1994                            6.55%           7.81%                         83.87%
10/31/1994                           6.75%           7.96%                         84.80%
11/30/1994                           7.00%           8.00%                         87.50%
12/30/1994                           6.75%           7.88%                         85.66%
1/31/1995                            6.40%           7.70%                         83.12%
2/28/1995                            6.15%           7.44%                         82.66%
3/31/1995                            6.15%           7.43%                         82.77%
4/28/1995                            6.20%           7.34%                         84.47%
5/31/1995                            5.80%           6.66%                         87.09%
6/30/1995                            6.10%           6.62%                         92.15%
7/31/1995                            6.10%           6.86%                         88.92%
8/31/1995                            6.00%           6.66%                         90.09%
9/29/1995                            5.95%           6.48%                         91.82%
10/31/1995                           5.75%           6.33%                         90.84%
11/30/1995                           5.50%           6.14%                         89.58%
12/29/1995                           5.35%           5.94%                         90.07%
1/31/1996                            5.40%           6.03%                         89.55%
2/29/1996                            5.60%           6.46%                         86.69%
3/29/1996                            5.85%           6.66%                         87.84%
4/30/1996                            5.95%           6.89%                         86.36%
5/31/1996                            6.05%           6.99%                         86.55%
6/28/1996                            5.90%           6.89%                         85.63%
7/31/1996                            5.85%           6.97%                         83.93%
8/30/1996                            5.90%           7.11%                         82.98%
9/30/1996                            5.70%           6.93%                         82.25%
10/31/1996                           5.65%           6.64%                         85.09%
11/29/1996                           5.50%           6.35%                         86.61%
12/31/1996                           5.60%           6.63%                         84.46%
1/31/1997                            5.70%           6.79%                         83.95%
2/28/1997                            5.65%           6.80%                         83.09%
3/31/1997                            5.90%           7.10%                         83.10%
4/30/1997                            5.75%           6.94%                         82.85%
5/30/1997                            5.65%           6.91%                         81.77%
6/30/1997                            5.60%           6.78%                         82.60%
7/30/1997                            5.30%           6.30%                         84.13%
8/31/1997                            5.50%           6.61%                         83.21%
9/30/1997                            5.40%           6.40%                         84.38%
10/31/1997                           5.35%           6.15%                         86.99%
11/30/1997                           5.30%           6.05%                         87.60%
12/31/1997                           5.15%           5.92%                         86.99%
1/31/1998                            5.15%           5.80%                         88.79%
2/28/1998                            5.20%           5.92%                         87.84%
3/31/1998                            5.25%           5.93%                         88.53%
4/30/1998                            5.35%           5.95%                         89.92%
5/29/1998                            5.20%           5.80%                         89.66%
6/30/1998                            5.20%           5.65%                         92.04%
7/31/1998                            5.18%           5.71%                         90.72%
8/31/1998                            5.03%           5.27%                         95.45%
9/30/1998                            4.95%           5.00%                         99.00%
10/31/1998                           5.05%           5.16%                         97.87%
11/30/1998                           5.00%           5.06%                         98.81%
12/31/1998                           5.05%           5.10%                         99.02%
Source: Municipal Market
Data

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1998, CONTINUED

provided liquidity to the markets by lowering short-term interest rates. Between the end of September and the middle of November, the Federal Reserve Open Market Committee cut the federal funds rate 75 basis points from 5.50 percent to 4.75 percent in three separate moves.

MUNICIPAL MARKET CONDITIONS

At the end of December the long-term insured municipal bond index yield stood at
5.05 percent. This Index declined only 10 basis points from 5.15 percent over the last 12 months. In contrast, the 30-year U.S. Treasury yield fell 80 basis points during the same period.

As municipals lagged the rally in Treasuries, the ratio of municipal yields to Treasury yields rose sharply to 99 percent. A rising ratio means that the attractiveness of municipals relative to Treasuries has improved. The rise in this ratio is similar to the jump witnessed in 1986 when a radical legislative tax-reform proposal threatened the favorable tax advantage of municipal bonds.

The overall decline in interest rates led to a substantial increase in new money municipal financing and stimulated the refunding of older, high cost debt. Total underwriting of $284 billion for 1998 approached the record set in 1993. Half the underwriting volume was enhanced with bond insurance. Refundings represented 29 percent of total new issuance. California new issue underwriting accounted for 12 percent of national volume.

PERFORMANCE

For the 12-month period ended December 31, 1998, Morgan Stanley Dean Witter California Tax-Free Income Fund Class A, B, C and D shares produced total returns of 5.50 percent, 5.63 percent, 5.22 percent and 5.77 percent, respectively. Performance of the Fund's shares varies, because of differing expenses. Over the same period, the Lehman Brothers Municipal Bond Index posted a total return of 6.48 percent, while the Lipper Analytical Services California Municipal Debt Funds Index registered a total return of 6.15 percent. The Fund's net assets exceeded $910 million.

PORTFOLIO STRUCTURE

The Fund remained fully invested in long-term municipal bonds during the year. Investments were diversified among 12 long-term sectors and 68 credits. As illustrated in the accompanying chart of bond calls, weighted average call protection was 8 years.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1998, CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     LONG-TERM SECTORS AS OF DECEMBER 31, 1998
                 (% OF NET ASSETS)
Transportation                                             21%
Water & Sewer                                              19%
Refunded                                                   10%
General Obligation                                          9%
Electric                                                    9%
Tax Allocation                                              7%
Hospital                                                    6%
Mortgage                                                    5%
Public Facilities                                           5%
All Other                                                   9%
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.
CREDIT RATINGS AS OF DECEMBER 31, 1998
(% OF TOTAL LONG-TERM PORTFOLIO)
Aaa or AAA                                                 66%
Aa or AA                                                   15%
A or A                                                      8%
Baa or BBB                                                 11%
AS MEASURED BY MOODY'S INVESTORS SERVICE, INC.
OR STANDARD & POOR'S CORP.
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    CALL STRUCTURE AS OF DECEMBER 31, 1998
       (% OF TOTAL LONG-TERM PORTFOLIO)
               PERCENT CALLABLE
               WEIGHTED AVERAGE
           CALL PROTECTION: 8 YEARS

1999                                                    2%
2000                                                    1%
2001                                                    7%
2002                                                    9%
2003                                                   13%
2004                                                    4%
2005                                                   16%
2006                                                    6%
2007                                                    6%
2008                                                   23%
2009+                                                  13%
YEARS BONDS CALLABLE
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1998, CONTINUED

At the time of issuance, municipal bonds generally have 10 years of protection from the municipality's option to call bonds for redemption. Interest rates have declined since the Fund's inception and we anticipate that most municipal issuers will use their optional call provisions to refinance portfolio holdings at lower yields. In fact, the bonds in the refunded category have been refinanced and the call dates announced.

The average maturity of the portfolio was 19 years. Average duration (a measure of sensitivity to interest rate changes) was 7.9 years. High grade credit quality was maintained with over 80 percent of long-term holdings rated double or triple "A."

LOOKING AHEAD

Global economic conditions seem likely to keep inflationary pressures under control and have contributed to lower interest rates. The fixed income markets appear concerned about the risk of reflation as countries seek to stimulate economic growth. However, the ability of the Fed to maintain stability by responding with appropriate monetary policy is encouraging. With the municipal relationship to Treasuries more favorable than it has been in the last 10 years, the outlook for municipal bonds is positive.

We appreciate your ongoing support of Morgan Stanley Dean Witter California Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE
INCOME FUND
FUND PERFORMANCE DECEMBER 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000 -- CLASS B
       ($ in Thousands)

                                      FUND     LEHMAN(4)   LIPPER(5)
December 31,1988                   $10,000       $10,000     $10,000
December 31,1989                   $10,954       $11,079     $10,976
December 31,1990                   $11,577       $11,887     $11,693
December 31,1991                   $12,755       $13,330     $13,001
December 31,1992                   $13,754       $14,505     $14,106
December 31,1993                   $15,263       $16,287     $15,895
December 31,1994                   $14,352       $15,445     $14,747
December 31,1995                   $16,500       $18,141     $17,461
December 31,1996                   $17,015       $18,945     $18,154
December 31,1997                   $18,294       $20,686     $19,855
December 31,1998                $19,324(3)       $21,893     $21,074

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                     AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------
                CLASS B SHARES*                                        CLASS A SHARES+
------------------------------------------------       ------------------------------------------------
PERIOD ENDED 12/31/98                                  PERIOD ENDED 12/31/98
-------------------------                              -------------------------
1 Year                     5.63%(1)      0.67%(2)      1 Year                     5.50%(1)     1.02%(2)
5 Year                     4.83%(1)      4.51%(2)      Since Inception (7/28/97)  5.87%(1)     2.69%(2)
10 Year                    6.81%(1)      6.81%(2)

                CLASS C SHARES++                                         CLASS D SHARES#
-------------------------------------------------       -------------------------------------------------
PERIOD ENDED 12/31/98                                   PERIOD ENDED 12/31/98
-------------------------                               -------------------------
1 Year                     5.22%(1)      4.23%(2)       1 Year                     5.77%(1)
Since Inception (7/28/97)  5.66%(1)      5.66%(2)       Since Inception (7/28/97)  6.32%(1)

------------------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value assuming a complete redemption on December 31, 1998.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or more and a minimum credit rating of Baa or BBB, as measured by Moody's Investors Service, Inc. or Standard & Poor's Corp. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper California Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper California Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should be considered an investment. There are currently 30 funds represented in this index.
* The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
+  The maximum front-end sales charge for Class A is 4.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
# Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

PRINCIPAL
 AMOUNT
   IN                                                                                       COUPON       MATURITY
THOUSANDS                                                                                    RATE          DATE       VALUE
-------------------------------------------------------------------------------------------------------------------------------
          CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (96.5%)
          GENERAL OBLIGATION (8.6%)
          California,
$ 5,000     Ser 1990.....................................................................   7.00  %      08/01/07  $  6,007,150
  5,000     Ser 1990.....................................................................   7.00         08/01/08     6,085,250
  2,000     Ser AT.......................................................................   9.50         02/01/10     2,892,300
  2,400     Veterans Ser BH (AMT) (FSA)..................................................   5.40         12/01/16     2,463,648
 10,000     Various Purpose Dtd 04/01/93 (FSA)...........................................   5.50         04/01/19    10,395,200
 13,000     Ser 1996 (AMBAC).............................................................   5.25         06/01/21    13,280,280
  3,000     Veterans Ser BD, BE & BF (AMT) (AMBAC).......................................   6.375        02/01/27     3,036,150
 10,000     Refg Dtd 10/01/98 (MBIA).....................................................   4.50         10/01/28     9,200,400
 10,000   Los Angeles Unified School District, 1997 Ser B (FGIC).........................   5.00         07/01/23     9,930,200
          Santa Margarita/Dana Point Authority,
  3,000     Impr Dists #2, 2A, 3 & 4 1997 Ser A (AMBAC)..................................   5.125        08/01/18     3,024,030
  4,000     Impr Dists #3, 3A, 4 & 4A 1994 Ser B Refg (MBIA).............................   5.75         08/01/20     4,246,800
  8,500   Puerto Rico Public Improvement Ser 1999........................................   4.75         07/01/23     8,086,560
                                                                                                                   ------------
--------
                                                                                                                     78,647,968
 75,900
                                                                                                                   ------------
--------
          EDUCATIONAL FACILITIES REVENUE (3.8%)
          California Educational Facilities Authority,
  6,000     University of San Diego Ser 1998 (AMBAC).....................................   5.00         10/01/22     5,958,300
  2,000     University of Southern California 1997 Ser A.................................   5.70         10/01/15     2,188,880
  4,000     University of Southern California 1997 Ser C.................................   5.125        10/01/28     4,017,760
  4,000   California Public Works Board, University of California 1997 Ser C (AMBAC).....   5.125        09/01/22     4,020,960
          California Statewide Communities Development Authority,
  3,400     Gemological Institute of America COPs (Connie Lee)...........................   6.00         05/01/20     3,693,964
  4,100     Gemological Institute of America COPs (Connie Lee)...........................   6.00         05/01/25     4,478,143
 10,000   University of California, Multiple Purpose Refg Ser 1993 C (AMBAC).............   5.125        09/01/18    10,123,700
                                                                                                                   ------------
--------
                                                                                                                     34,481,707
 33,500
                                                                                                                   ------------
--------
          ELECTRIC REVENUE (9.1%)
 13,000   Los Angeles Department of Water & Power, Second Issue of 1993
            (Secondary AMBAC)............................................................   5.40         11/15/13    13,784,420
          Northern California Power Agency,
  5,000     Hydro #1 1993 Refg Ser A (MBIA)..............................................   5.50         07/01/16     5,211,850
  5,000     Hydro #1 Refg 1998 Ser A (MBIA)..............................................   5.00         07/01/28     4,961,850
          Sacramento Municipal Utility District,
  5,700     Refg 1994 Ser H (MBIA).......................................................   5.75         01/01/11     6,241,500
 26,000     Refg 1992 Ser A (FGIC).......................................................   6.30         08/15/18    28,386,280
          Southern California Public Power Authority,
  7,000     Mead-Adelanto 1994 Ser A (AMBAC).............................................   5.15         07/01/15     7,342,160
  1,750     Transmission Refg Ser 1988 (FGIC)............................................   0.00         07/01/06     1,281,298
  5,000   Turlock Irrigation District, Refg 1998 Ser A (MBIA)............................   5.00         01/01/26     4,963,350

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
 AMOUNT
   IN                                                                                       COUPON       MATURITY
THOUSANDS                                                                                    RATE          DATE       VALUE
-------------------------------------------------------------------------------------------------------------------------------
          Puerto Rico Electric Power Authority,
$ 9,000     Power Ser O..................................................................   5.00  %      07/01/12  $  9,017,370
  2,000     Power Ser X..................................................................   5.50         07/01/25     2,059,380
                                                                                                                   ------------
--------
                                                                                                                     83,249,458
 79,450
                                                                                                                   ------------
--------
          HOSPITAL REVENUE (5.7%)
 10,000   Antelope Valley Healthcare District, Refg Ser 1997 A (FSA).....................   5.20         01/01/20    10,176,100
          California Health Facilities Financing Authority,
  4,000     Little Company of Mary Hospital Ser 1998 A (AMBAC)...........................   4.50         10/01/28     3,680,160
  5,000     Stanford Health Care 1998 Ser A (FSA)........................................   5.00         11/15/28     4,946,150
  3,500     Sutter/CHS Ser 1996 A (MBIA).................................................   5.875        08/15/16     3,815,490
          Duarte,
  3,000     City of Hope National Medical Center Ser 1993 COPs...........................   5.50         04/01/01     3,109,440
  4,000     City of Hope National Medical Center Ser 1993 COPs...........................   6.25         04/01/23     4,227,880
  7,500   Madera County, Valley Children's Hospital Ser 1995 COPs (MBIA).................   6.50         03/15/15     9,016,800
          Rancho Mirage Joint Powers Financing Authority,
  3,000     Eisenhower Medical Center Ser 1997 A COPs (MBIA).............................   5.25         07/01/12     3,164,790
  4,000     Eisenhower Medical Center Ser 1997 A COPs (MBIA).............................   5.25         07/01/17     4,112,200
  5,000   University of California, UCLA Medical Center Refg Ser 1994 (MBIA).............   5.50         12/01/14     5,345,200
                                                                                                                   ------------
--------
                                                                                                                     51,594,210
 49,000
                                                                                                                   ------------
--------
          INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (2.9%)
          California Pollution Control Financing Authority,
  5,000     Atlantic Richfield Co Ser 1996 A.............................................   5.00         04/01/08     5,297,750
  3,000     San Diego Gas and Electric Co 1996 Ser A.....................................   5.90         06/01/14     3,369,030
 10,000     Southern California Edison Co 1992 Ser B (AMT)...............................   6.40         12/01/24    10,934,400
  5,000     Waste Management Inc 1991 Ser A (AMT)........................................   7.15         02/01/11     5,353,500
  1,400   Intermodal Container Transfer Facility Joint Powers Authority, Southern Pacific
            Transportation Co 1989 Ser A.................................................   7.70         11/01/14     1,469,566
                                                                                                                   ------------
--------
                                                                                                                     26,424,246
 24,400
                                                                                                                   ------------
--------
          MORTGAGE REVENUE - SINGLE FAMILY (5.2%)
          California Housing Finance Agency,
  9,000     Home 1995 Ser J (AMBAC)......................................................   6.00         08/01/17     9,595,619
  4,210     Home 1989 Ser A..............................................................   7.75         08/01/17     4,348,130
  6,450     Home 1995 Ser M (AMT) (MBIA).................................................   6.15         08/01/27     6,869,573
  8,215     Home 1995 Ser K (AMT) (AMBAC)................................................   6.25         08/01/27     8,782,246
  3,805     Home 1991 Ser G (AMT)........................................................   7.05         08/01/27     4,015,835
  7,000     Purchase 1995 Ser B-2 (AMT)..................................................   6.30         08/01/24     7,446,040
          California Rural Home Financing Authority,
  2,095     1997 Ser D-CL 5 (AMT)........................................................   6.70         05/01/29     2,402,169
  2,000     GNMA-Backed 1998 Ser A (AMT).................................................   5.75         12/01/29     2,188,360
          Puerto Rico Housing Finance Corporation,
    625     Portfolio One GNMA-Backed Ser B..............................................   7.65         10/15/22       659,356
    665     Portfolio One GNMA-Backed Ser C..............................................   6.85         10/15/23       708,970
                                                                                                                   ------------
--------
                                                                                                                     47,016,298
 44,065
                                                                                                                   ------------
--------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
 AMOUNT
   IN                                                                                       COUPON       MATURITY
THOUSANDS                                                                                    RATE          DATE       VALUE
-------------------------------------------------------------------------------------------------------------------------------
          PUBLIC FACILITIES REVENUE (4.6%)
          Anaheim Public Financing Authority,
$ 4,000     Sub 1997 Ser C (FSA).........................................................   6.00  %      09/01/16  $  4,589,400
 20,000     Sub 1997 Ser C (FSA).........................................................   0.00         09/01/26     4,794,000
 10,000   Beverly Hills Public Financing Authority, 1993 Refg Ser A (MBIA)...............   5.65         06/01/15    10,525,400
  5,000   California Public Works Board, Department of Corrections 1998 Ser B (MBIA).....   5.00         09/01/21     4,966,150
  9,500   Los Angeles County, Public Properties Refg of 1987 COPs........................   0.00         04/01/04     6,856,055
 10,000   San Jose Financing Authority, Convention Center Refg 1993 Ser C................   6.375        09/01/13    10,643,100
                                                                                                                   ------------
--------
                                                                                                                     42,374,105
 58,500
                                                                                                                   ------------
--------
          TAX ALLOCATION REVENUE (6.6%)
          Garden Grove Community Redevelopment Agency,
  5,000     Refg Issue of 1993...........................................................   5.70         10/01/13     5,224,200
  6,000     Refg Issue of 1993...........................................................   5.875        10/01/23     6,279,600
 25,500   Long Beach Financing Authority, Ser 1992 (AMBAC)...............................   6.00         11/01/17    29,236,260
  8,905   Pleasanton Joint Powers Financing Authority, Reassessment 1993 Ser A...........   6.15         09/02/12     9,579,554
 10,000   San Jose Redevelopment Agency, Ser 1998 (AMBAC) (WI)...........................   4.75         08/01/23     9,593,400
                                                                                                                   ------------
--------
                                                                                                                     59,913,014
 55,405
                                                                                                                   ------------
--------
          TRANSPORTATION FACILITIES REVENUE (21.4%)
 15,000   Foothill/Eastern Transportation Corridor Agency, Toll Road Sr Lien Ser 1995 A..   6.00         01/01/34    16,030,050
          Long Beach,
  5,000     Harbor Refg Ser 1998 A (AMT) (FGIC)..........................................   6.00         05/15/17     5,671,350
  9,000     Harbor Refg Ser 1998 A (AMT) (FGIC)..........................................   6.00         05/15/18    10,199,610
  3,000     Harbor Refg Ser 1998 A (AMT) (FGIC)..........................................   6.00         05/15/19     3,399,480
 20,000     Harbor Ser 1995 (AMT) (MBIA).................................................   5.25         05/15/25    20,119,800
 10,000   Los Angeles, Department of Airports Refg 1985 Ser A (FGIC).....................   5.50         05/15/09    10,844,900
 20,000   Los Angeles County Transportation Commission, Sales Tax Ser 1991 B.............   6.50         07/01/13    21,612,999
  5,000   Orange County, Airport Refg Ser 1997 (MBIA) (AMT)..............................   5.50         07/01/11     5,430,050
 20,000   San Diego County Regional Transportation Commission, Sales Tax 1994 Ser A
            (FGIC).......................................................................   4.75         04/01/08    20,936,200
          San Francisco Airports Commission,
  5,000     San Francisco Int'l Airport Second Ser Refg Issue 4 (MBIA)...................   6.00         05/01/20     5,464,100
 13,970     San Francisco Int'l Airport Second Ser Issue 15 B (MBIA).....................   4.50         05/01/25    12,914,147
          San Francisco Bay Area Rapid Transit District,
  5,000     Sales Tax Ser 1995 (FGIC)....................................................   5.50         07/01/15     5,268,150
  2,305     Sales Tax Ser 1995 (FGIC)....................................................   5.50         07/01/20     2,405,636
 10,000     Sales Tax Ser 1998 (AMBAC)...................................................   4.75         07/01/23     9,594,600
          San Joaquin Hills Transportation Corridor Agency,
  6,000     Toll Road Refg Ser 1997 A (MBIA).............................................   0.00         01/15/15     2,730,180
 10,000     Toll Road Refg Ser 1997 A (MBIA).............................................   0.00         01/15/26     2,508,800
 13,450     Toll Road Refg Ser 1997 A (MBIA).............................................   5.25         01/15/30    13,723,170
 10,000     Toll Road Refg Ser 1997 A (MBIA).............................................   0.00         01/15/31     1,942,700
 10,000     Toll Road Senior Lien........................................................   5.00         01/01/33     9,575,100
 15,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A.....................   4.75         07/01/38    14,208,750
                                                                                                                   ------------
--------
                                                                                                                    194,579,772
207,725
                                                                                                                   ------------
--------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
 AMOUNT
   IN                                                                                       COUPON       MATURITY
THOUSANDS                                                                                    RATE          DATE       VALUE
-------------------------------------------------------------------------------------------------------------------------------
          WATER & SEWER REVENUE (18.8%)
          California Department of Water Resources,
$ 6,870     Central Valley Ser J-2.......................................................   6.125 %      12/01/13  $  7,312,703
 10,000     Central Valley Ser U.........................................................   5.00         12/01/29     9,890,900
  8,000   Castaic Lake Water Agency, Refg Ser 1994 A COPs (MBIA).........................   6.00         08/01/18     8,840,000
  6,000   Central Coast Water Authority, Refg Ser 1996 A (AMBAC).........................   5.00         10/01/16     6,074,400
 10,000   Contra Costa Water District, Ser G (MBIA)......................................   5.50         10/01/19    10,474,100
          East Bay Municipal Utility District,
 11,000     Water Refg Ser 1992..........................................................   6.00         06/01/20    11,759,990
 15,000     Water Ser 1998 (MBIA)........................................................   4.75         06/01/34    14,284,350
 10,000   Eastern Municipal Water District, Water & Sewer Refg Ser 1998 A COPs (FGIC)....   4.75         07/01/23     9,594,600
 15,000   Los Angeles County Sanitation Districts Financing Authority, 1993 Ser A........   5.375        10/01/13    15,858,449
  5,745   Los Angeles, Wastewater Ser 1990...............................................   7.10         06/01/18     5,932,632
 15,000   Metropolitan Water District of Southern California, Waterworks 1997 Ser A......   5.00         07/01/26    14,867,100
          San Diego,
 10,000     Sewer 1993 Ser A.............................................................   5.25         05/15/20    10,161,600
 10,000     Water 1998 (FGIC)............................................................   4.75         08/01/28     9,556,200
          San Diego County Water Authority,
  1,500     Refg Ser 1997 A..............................................................   4.75         05/01/18     1,467,780
  3,650     Refg Ser 1997 A..............................................................   4.75         05/01/20     3,516,994
 10,000   San Diego Public Facilities Financing Authority, Sewer Ser 1995 (FGIC).........   5.00         05/15/25     9,898,200
          San Francisco Public Utilities Commission,
  5,750     Water 1992 Refg Ser A........................................................   6.00         11/01/15     6,118,863
 10,870     Water 1996 Ser A.............................................................   5.00         11/01/21    10,767,061
  5,000   Stockton, Wastewater, 1998 Ser A COPs (MBIA)...................................   5.00         09/01/23     4,964,600
                                                                                                                   ------------
--------
                                                                                                                    171,340,522
169,385
                                                                                                                   ------------
--------
          OTHER REVENUE (0.2%)
  1,820   Orange County Community Facilities District #86-2, Ranchc Santa Margarita Ser A
            of 1990......................................................................   7.65         08/15/17     1,909,071
                                                                                                                   ------------
--------
          REFUNDED (9.6%)
 20,000   Desert Hospital District, Desert Hospital Corp Ser 1992 COPs (FSA).............   6.392        07/28/02+   22,022,800
          Los Angeles Convention & Exhibition Center Authority,
 10,000     Ser 1985 COPs................................................................   9.00         12/01/05+   13,073,700
 14,000     Ser 1985 COPs**..............................................................   9.00         12/01/05+   18,303,180
  5,400   Los Angeles County, 1991 Master Refg COPs......................................   6.708        05/01/01+    5,853,330
  8,000   San Diego County Water Authority, Ser 1991- B COPs (MBIA)......................   6.30         04/27/06+    9,194,400
          Southern California Public Power Authority,
  5,000     Palo Verde Ser A (AMBAC) (ETM)...............................................   5.00         07/01/15     5,021,850
  5,250     Transmission Refg Ser 1988 A (FGIC) (ETM)....................................   0.00         07/01/06     3,863,738
  9,000   Puerto Rico Electric Power Authority Power Ser X...............................   6.125        07/01/05+   10,252,170
                                                                                                                   ------------
--------
                                                                                                                     87,585,168
 76,650
                                                                                                                   ------------
--------

          TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS
          (IDENTIFIED COST $813,513,630).........................................................................
875,800                                                                                                             879,115,539
--------                                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
 AMOUNT
   IN                                                                                       COUPON       MATURITY
THOUSANDS                                                                                    RATE          DATE       VALUE
-------------------------------------------------------------------------------------------------------------------------------
          SHORT-TERM CALIFORNIA TAX EXEMPT MUNICIPAL OBLIGATIONS (3.6%)
$ 9,700   California Economic Development Financing Authority, California Independent
            System Operator Corp 1998 Ser A (Demand 01/04/99)............................   5.00* %      04/01/08  $  9,700,000
  4,000   California Health Facilities Finacing Authority, Adventist Health 1998 Ser
            (Demand 01/04/99)............................................................   5.00*        09/01/28     4,000,000
  2,500   California Statewide Communities Development Authority, John Muir/ Mt Diablo
            Health Ser 1997 COPs (AMBAC) (Demand 01/04/99)...............................   4.80*        08/15/27     2,500,000
 16,850   Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992 (Demand
 -------    01/04/99)....................................................................   5.10*        10/01/22    16,850,000
                                                                                                                   ------------

          TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
          (IDENTIFIED COST $33,050,000)..........................................................................
 33,050                                                                                                              33,050,000
--------                                                                                                           ------------

$908,850 TOTAL INVESTMENTS
         (IDENTIFIED COST $846,563,630) (A).........................................................   100.1 %   912,165,539
---------
---------

         LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.............................................    (0.1)     (1,290,351)
                                                                                                       ------  -------------

         NET ASSETS.................................................................................   100.0 % $ 910,875,188
                                                                                                       ------  -------------
                                                                                                       ------  -------------

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    WI      Security purchased on a "when-issued" basis.
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
    **      A portion of this security is segregated in connection with the purchase of a "when-issued" security.
   (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $66,467,180 and the aggregate gross unrealized depreciation is $865,271, resulting in net unrealized appreciation of $65,601,909.

BOND INSURANCE:
  AMBAC     AMBAC Indemnity Corporation.
Connie Lee  Connie Lee Insurance Company.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $846,563,630)..............................................................  $912,165,539
Cash..........................................................................................       555,472
Receivable for:
    Investments sold..........................................................................    14,601,645
    Interest..................................................................................    12,830,104
    Shares of beneficial interest sold........................................................       436,191
Prepaid expenses and other assets.............................................................        19,353
                                                                                                ------------
     TOTAL ASSETS.............................................................................   940,608,304
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................    19,526,164
    Dividends and distributions to shareholders...............................................     7,924,724
    Shares of beneficial interest repurchased.................................................       917,674
    Plan of distribution fee..................................................................       583,984
    Investment management fee.................................................................       417,174
Accrued expenses and other payables...........................................................       363,396
                                                                                                ------------
     TOTAL LIABILITIES........................................................................    29,733,116
                                                                                                ------------
     NET ASSETS...............................................................................  $910,875,188
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $844,068,216
Net unrealized appreciation...................................................................    65,601,909
Accumulated undistributed net realized gain...................................................     1,205,063
                                                                                                ------------
     NET ASSETS...............................................................................  $910,875,188
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................    $3,787,521
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       297,006
     NET ASSET VALUE PER SHARE................................................................        $12.75
                                                                                                ------------
                                                                                                ------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)........................................        $13.32
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $896,685,119
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    69,982,582
     NET ASSET VALUE PER SHARE................................................................        $12.81
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................    $9,848,975
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       768,977
     NET ASSET VALUE PER SHARE................................................................        $12.81
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................      $553,573
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        43,311
     NET ASSET VALUE PER SHARE................................................................        $12.78
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $49,290,397
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................    4,871,646
Plan of distribution fee (Class A shares)......................................................        6,337
Plan of distribution fee (Class B shares)......................................................    6,763,732
Plan of distribution fee (Class C shares)......................................................       53,763
Transfer agent fees and expenses...............................................................      231,855
Shareholder reports and notices................................................................       62,131
Professional fees..............................................................................       53,728
Custodian fees.................................................................................       36,260
Trustees' fees and expenses....................................................................       18,799
Registration fees..............................................................................        7,265
Other..........................................................................................       32,060
                                                                                                 -----------

     TOTAL EXPENSES............................................................................   12,137,576

Less: expense offset...........................................................................      (36,170)

Less: plan of distribution fee rebate (Class B shares).........................................   (3,465,883)
                                                                                                 -----------

     NET EXPENSES..............................................................................    8,635,523
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   40,654,874
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain..............................................................................   17,556,128
Net change in unrealized appreciation..........................................................   (8,093,340)
                                                                                                 -----------

     NET GAIN..................................................................................    9,462,788
                                                                                                 -----------

NET INCREASE...................................................................................  $50,117,662
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     FOR THE YEAR   FOR THE YEAR
                                                                                                        ENDED          ENDED
                                                                                                     DECEMBER 31,   DECEMBER 31,
                                                                                                         1998          1997*
---------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income............................................................................... $ 40,654,874  $ 41,943,761
Net realized gain...................................................................................   17,556,128       917,033
Net change in unrealized appreciation...............................................................   (8,093,340)   23,634,172
                                                                                                    -------------- --------------

     NET INCREASE...................................................................................   50,117,662    66,494,966
                                                                                                    -------------- --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..................................................................................     (113,998)       (2,074)
    Class B shares..................................................................................  (40,239,955)  (41,903,238)
    Class C shares..................................................................................     (287,533)      (38,101)
    Class D shares..................................................................................      (13,388)         (348)
Net realized gain
    Class A shares..................................................................................      (69,921)      --
    Class B shares..................................................................................  (16,702,217)      --
    Class C shares..................................................................................     (181,009)      --
    Class D shares..................................................................................      (10,153)      --
                                                                                                    -------------- --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS..............................................................  (57,618,174)  (41,943,761)
                                                                                                    -------------- --------------
Net decrease from transactions in shares of beneficial interest.....................................     (928,349)  (80,949,361)
                                                                                                    -------------- --------------

     NET DECREASE...................................................................................   (8,428,861)  (56,398,156)

NET ASSETS:
Beginning of period.................................................................................  919,304,049   975,702,205
                                                                                                    -------------- --------------

     END OF PERIOD.................................................................................. $910,875,188  $919,304,049
                                                                                                    -------------- --------------
                                                                                                    -------------- --------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter California Tax-Free Income Fund (the "Fund"), formerly Dean Witter California Tax-Free Income Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.50% to the portion of daily net assets exceeding

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

$750 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.45% to the portion of daily net assets in excess of $1.25 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses;(2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of December 31, 1998.

For the year ended December 31, 1998, the Distributor rebated a portion of the distribution fees paid by the fund on Class B shares in the amount of $3,465,883.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $694,975 and $1,943, respectively and received $43,401 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1998 aggregated $171,196,945 and $211,293,988, respectively.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $10,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,120. At December 31, 1998, the Fund had an accrued pension liability of $51,231 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                        DECEMBER 31, 1998             DECEMBER 31, 1997*
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................      278,438   $    3,615,711        91,032   $  1,171,264
Reinvestment of dividends and distributions......................        4,755           60,900            98          1,257
Redeemed.........................................................      (77,317)      (1,003,589)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................      205,876        2,673,022        91,130      1,172,521
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................    7,164,773       93,003,382     5,189,823     65,387,817
Reinvestment of dividends and distributions......................    2,410,233       31,062,347     1,737,487     21,926,214
Redeemed.........................................................  (10,377,338)    (134,515,057)  (13,733,885)  (173,042,410)
                                                                   -----------   --------------   -----------   ------------
Net decrease - Class B...........................................     (802,332)     (10,449,328)   (6,806,575)   (85,728,379)
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES
Sold.............................................................      503,894        6,520,311       279,066      3,558,314
Reinvestment of dividends and distributions......................       29,925          385,668         2,255         28,911
Redeemed.........................................................      (44,199)        (576,331)       (1,964)       (25,237)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................      489,620        6,329,648       279,357      3,561,988
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES
Sold.............................................................       39,412          512,790         3,442         44,176
Reinvestment of dividends and distributions......................          431            5,519            26            333
                                                                   -----------   --------------   -----------   ------------
Net increase - Class D...........................................       39,843          518,309         3,468         44,509
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................      (66,993)  $     (928,349)   (6,432,620)  $(80,949,361)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 * For Class A, C and D shares, for the period July 28, 1997 (issue date) through December 31, 1997.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                      FOR THE YEAR ENDED DECEMBER 31,
                  ------------------------------------------------------------------------
                     1998              1997*         1996           1995           1994
------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER
SHARE DATA:

Net asset value,
 beginning of
 period.......... $    12.92         $   12.57     $   12.92     $    11.87     $    13.31
                  ----------         ---------     ---------     ----------     ----------

Income (loss)
 from investment
 operations:
  Net investment
  income.........       0.58              0.57          0.58           0.61           0.64
  Net realized
  and unrealized
  gain...........       0.13              0.35         (0.21)          1.13          (1.42)
                  ----------         ---------     ---------     ----------     ----------

Total income
 (loss) from
 investment
 operations......       0.71              0.92          0.37           1.74          (0.78)
                  ----------         ---------     ---------     ----------     ----------

Less dividends
 and
 distributions
 from:
  Net investment
  income.........      (0.58)            (0.57)        (0.58)         (0.61)         (0.64)
  Net realized
  gain...........      (0.24)           --             (0.14)         (0.08)         (0.02)
                  ----------         ---------     ---------     ----------     ----------

Total dividends
 and
 distributions...      (0.82)            (0.57)        (0.72)         (0.69)         (0.66)
                  ----------         ---------     ---------     ----------     ----------

Net asset value,
 end of period... $    12.81         $   12.92     $   12.57     $    12.92     $    11.87
                  ----------         ---------     ---------     ----------     ----------
                  ----------         ---------     ---------     ----------     ----------

TOTAL RETURN+....       5.63%             7.51%         3.13%         14.96%         (5.97)%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........       0.95%(2)(3)       1.33%         1.32%(1)       1.33%          1.32%

Net investment
 income..........       4.46%(2)(3)       4.51%         4.66%          4.90%          5.10%

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 millions........       $897              $914          $976         $1,055         $1,008

Portfolio
 turnover rate...         20%               15%           11%            23%            12%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Does not reflect the effect of expense offset of 0.01%.
(2) Reflects overall Fund ratios for investment income and non-class specific expenses.
(3) If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been 1.33% and 4.08%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                          DECEMBER 31,       DECEMBER 31,
                                                                              1998               1997
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 12.89            $ 12.80
                                                                             ------             ------
Income from investment operations:
   Net investment income..............................................         0.59               0.27
   Net realized and unrealized gain...................................         0.10               0.09
                                                                             ------             ------
Total income from investment operations...............................         0.69               0.36
                                                                             ------             ------
Less dividends and distributions from:
   Net investment income..............................................        (0.59)             (0.27)
   Net realized gain..................................................        (0.24)           --
                                                                             ------             ------
Total dividends and distributions.....................................        (0.83)             (0.27)
                                                                             ------             ------
Net asset value, end of period........................................      $ 12.75            $ 12.89
                                                                             ------             ------
                                                                             ------             ------
TOTAL RETURN+.........................................................         5.50%              2.82%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.83%(3)           0.78%(2)
Net investment income.................................................         4.58%(3)           4.47%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $3,788             $1,175
Portfolio turnover rate...............................................           20%                15%

CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 12.92            $ 12.80
                                                                             ------             ------
Income from investment operations:
   Net investment income..............................................         0.53               0.23
   Net realized and unrealized gain...................................         0.13               0.12
                                                                             ------             ------
Total income from investment operations...............................         0.66               0.35
                                                                             ------             ------
Less dividends and distributions from:
   Net investment income..............................................        (0.53)             (0.23)
   Net realized gain..................................................        (0.24)           --
                                                                             ------             ------
Total dividends and distributions.....................................        (0.77)             (0.23)
                                                                             ------             ------
Net asset value, end of period........................................      $ 12.81            $ 12.92
                                                                             ------             ------
                                                                             ------             ------
TOTAL RETURN+.........................................................         5.22%              2.80%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.33%(3)           1.31%(2)
Net investment income.................................................         4.08%(3)           4.24%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $9,849             $3,610
Portfolio turnover rate...............................................           20%                15%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                          DECEMBER 31,       DECEMBER 31,
                                                                              1998               1997
-----------------------------------------------------------------------------------------------------------

CLASS D SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $ 12.92            $ 12.80
                                                                             ------             ------

Income from investment operations:
  Net investment income...............................................         0.63               0.28
  Net realized and unrealized gain....................................         0.10               0.12
                                                                             ------             ------

Total income from investment operations...............................         0.73               0.40
                                                                             ------             ------

Less dividends and distributions from:
  Net investment income...............................................        (0.63)             (0.28)
  Net realized gain...................................................        (0.24)           --
                                                                             ------             ------

Total dividends and distributions.....................................        (0.87)             (0.28)
                                                                             ------             ------

Net asset value, end of period........................................      $ 12.78            $ 12.92
                                                                             ------             ------
                                                                             ------             ------

TOTAL RETURN+.........................................................         5.77%              3.18%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.58%(3)           0.60%(2)

Net investment income.................................................         4.83%(3)           5.34%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $554                $45

Portfolio turnover rate...............................................           20%                15%

---------------------

 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE
INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter California Tax-Free Income Fund (the "Fund"), formerly Dean Witter California Tax-Free Income Fund, at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 10, 1999

                      1998 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended December 31, 1998, the Fund paid to shareholders the following per share amounts from net investment income: Class A, $0.59; Class B, $0.58; Class C, $0.53; and Class D, $0.63 per share. All of these dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes. For the year ended December 31, 1998 the Fund paid to Class A, B, C and D shareholders $0.24 per share from long-term capital gains, all of which is taxable as 20% rate gain.

TRUSTEES
---------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
---------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
---------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
---------------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
---------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY DEAN WITTER
CALIFORNIA
TAX-FREE
INCOME FUND

[GRAPHIC]

ANNUAL REPORT
DECEMBER 31, 1998